SIGNIFICANT ACCOUNTING POLICIES - Taxation (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Uncertain tax positions
Interest and penalties associated with uncertain tax positions	$ 0	$ 0	$ 0